Acquisitions & Divestitures - 2025 Acquisitions - Narrative (Details) $ in Thousands			1 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Mar. 14, 2025 USD ($) shares	Feb. 27, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2025 shares
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Total operating expense					$ 345,605	$ 196,112	$ 428,902
Total revenue					778,065	$ 368,674	$ 794,841
Maverick Natural Resources, LLC
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Purchase consideration	$ 445,763
Issuance of new ordinary shares (in shares) | shares	21,194,213							21,194,213
Cash consideration	$ 210,752
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	20,852
Revenue of acquiree since acquisition date				$ 227,122
Total operating expense				$ 108,483
Revenue of combined entity as if combination occurred at beginning of period					941,336
Profit (loss) of combined entity as if combination occurred at beginning of period					$ (14,977)
Maverick Natural Resources, LLC | Maverick Credit Facility
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Assumption of outstanding debt	201,533
Maverick Natural Resources, LLC | ABS Maverick Notes
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Assumption of outstanding debt	$ 518,394
Summit Natural Resources
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid		$ 42,245	$ 4,550
Transaction costs		$ 430